UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (70.8%)
	Consumer Discretionary (13.1%)
	American Axle & Manufacturing, Inc.µ
4,558,000	6.625%, 10/15/22	$4,822,934
1,322,000	6.250%, 03/15/21^	1,397,189
2,334,000	Bon-Ton Department Stores, Inc.µ^* 8.000%, 06/15/21	2,409,855
	Brookfield Residential Properties, Inc.µ*
702,000	6.500%, 12/15/20	741,049
328,000	6.125%, 07/01/22^	337,225
319,000	Brunswick Corp.µ* 4.625%, 05/15/21	309,629
264,000	Claire’s Stores, Inc.µ^* 7.750%, 06/01/20	267,465
985,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	972,688
1,705,000	Continental Rubber of America Corp.µ* 4.500%, 09/15/19	1,749,756
5,571,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	5,905,260
	Dana Holding Corp.
4,906,000	6.750%, 02/15/21µ	5,273,950
1,276,000	5.375%, 09/15/21	1,280,785
	DISH Network Corp.µ
6,163,000	5.125%, 05/01/20*	6,082,111
4,977,000	7.875%, 09/01/19	5,683,112
3,647,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	3,742,734
	Goodyear Tire & Rubber Companyµ
6,381,000	8.250%, 08/15/20	7,130,767
912,000	7.000%, 05/15/22^	972,990
2,161,000	Hasbro, Inc.µ 6.600%, 07/15/28	2,339,466
2,151,000	Icahn Enterprises, LP* 6.000%, 08/01/20	2,148,311
	Jaguar Land Rover Automotive, PLCµ*
4,558,000	8.125%, 05/15/21^	5,099,262
1,914,000	5.625%, 02/01/23	1,897,253
	L Brands, Inc.µ
2,735,000	7.600%, 07/15/37	2,787,991
716,000	6.950%, 03/01/33	718,238
611,000	Lear Corp.µ* 4.750%, 01/15/23	601,071
2,439,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	2,640,217
365,000	Lynx I Corp.µ* 5.375%, 04/15/21	369,106
365,000	Lynx II Corp.µ^* 6.375%, 04/15/23	376,634
	Meritage Homes Corp.µ
2,314,000	7.000%, 04/01/22	2,549,739
2,097,000	4.500%, 03/01/18	2,097,000
912,000	7.150%, 04/15/20	1,009,470
1,705,000	NCL Corp., Ltd. - Class C* 5.000%, 02/15/18	1,710,328
2,575,000	Netflix, Inc.µ^* 5.375%, 02/01/21	2,608,797

PRINCIPAL AMOUNT			VALUE

5,196,000		Outerwall, Inc.µ* 6.000%, 03/15/19	$5,286,930
975,000		Quiksilver, Inc.µ^* 7.875%, 08/01/18	1,020,703
3,993,000		Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	4,377,326
		Ryland Group, Inc.µ
5,014,000		6.625%, 05/01/20	5,314,840
1,358,000		5.375%, 10/01/22	1,298,588
1,705,000		Sally Holdings, LLCµ^ 5.750%, 06/01/22	1,779,594
		Service Corp. Internationalµ
4,731,000		7.500%, 04/01/27	5,215,927
2,215,000		5.375%, 01/15/22*	2,242,688
2,662,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,612,087
2,733,000		Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	2,654,426
3,464,000		Viking Cruises, Ltd.µ^* 8.500%, 10/15/22	3,823,390
214,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	224,433

			113,883,314

		Consumer Staples (3.5%)
569,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	619,499
3,327,000		Fidelity & Guaranty Life Holdings, Inc.µ^* 6.375%, 04/01/21	3,389,381
4,529,000		JBS USA, LLCµ* 7.250%, 06/01/21	4,656,378
4,923,000		Land O’Lakes, Inc.µ* 6.000%, 11/15/22	5,107,612
		Post Holdings, Inc.
6,887,000		7.375%, 02/15/22µ	7,412,134
392,000		7.375%, 02/15/22*	420,175
2,872,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,053,295
3,829,000		Sun Products Corp.µ^* 7.750%, 03/15/21	3,915,153
1,623,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,705,164

			30,278,791

		Energy (15.3%)
16,409,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	2,861,161
3,046,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,253,509
2,279,000		Berry Petroleum Companyµ 6.375%, 09/15/22	2,318,883
5,803,000		Bristow Group, Inc.µ 6.250%, 10/15/22	6,104,031
2,051,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,075,356
		Calumet Specialty Products, LPµ
3,647,000		9.375%, 05/01/19	3,993,465
1,367,000		9.625%, 08/01/20	1,520,788
		Carrizo Oil & Gas, Inc.µ
4,467,000		8.625%, 10/15/18	4,885,781
4,029,000		7.500%, 09/15/20	4,230,450
3,036,000		Chesapeake Energy Corp.µ^ 5.375%, 06/15/21	3,047,385

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,513,000	Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19	$1,530,967
5,470,000	Cimarex Energy Companyµ 5.875%, 05/01/22	5,688,800
6,381,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	6,456,774
1,914,000	EPL Oil & Gas, Inc.µ^ 8.250%, 02/15/18	2,024,055
5,014,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	5,161,286
5,816,000	Gulfport Energy Corp.* 7.750%, 11/01/20	5,968,670
2,735,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	2,870,041
912,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	934,800
5,014,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,305,439
	Linn Energy, LLCµ
4,558,000	8.625%, 04/15/20	4,768,807
1,823,000	6.250%, 11/01/19*	1,715,899
1,367,000	7.750%, 02/01/21	1,383,233
912,000	6.500%, 05/15/19	887,490
	Oasis Petroleum, Inc.µ
3,820,000	6.500%, 11/01/21	4,056,362
1,140,000	6.875%, 01/15/23	1,219,088
2,069,000	Pacific Drilling, SAµ^* 5.375%, 06/01/20	2,031,499
4,558,000	Parker Drilling Companyµ 9.125%, 04/01/18	4,894,152
2,506,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	2,759,733
2,735,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	2,964,056
5,014,000	Samson Investment Companyµ^* 10.000%, 02/15/20	5,324,241
4,558,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,877,060
2,279,000	SESI, LLCµ 7.125%, 12/15/21	2,485,534
1,641,000	SM Energy Companyµ 6.500%, 11/15/21	1,754,844
3,100,000	Swift Energy Companyµ 8.875%, 01/15/20	3,264,688
	Tesoro Logistics, LP*
2,507,000	5.875%, 10/01/20µ	2,535,204
1,805,000	6.125%, 10/15/21	1,816,281
3,282,000	Trinidad Drilling, Ltd.µ^* 7.875%, 01/15/19	3,491,227
8,478,000	W&T Offshore, Inc.µ^ 8.500%, 06/15/19	8,981,381
2,534,000	Western Refining, Inc.µ^ 6.250%, 04/01/21	2,495,990

		133,938,410

	Financials (2.4%)
2,189,000	AON Corp.µ 8.205%, 01/01/27	2,721,682
1,805,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,768,900
3,874,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	3,922,425
2,088,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,085,390

PRINCIPAL AMOUNT		VALUE

5,014,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	$5,239,630
	Nuveen Investments, Inc.*
2,689,000	9.500%, 10/15/20µ^	2,707,487
2,689,000	9.125%, 10/15/17	2,719,251

		21,164,765

	Health Care (6.8%)
2,940,000	Alere, Inc.µ^* 6.500%, 06/15/20	3,011,663
9,481,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	9,723,951
	Endo Health Solutions, Inc.µ
6,837,000	7.000%, 12/15/20	7,200,216
912,000	7.000%, 07/15/19	961,020
	HCA Holdings, Inc.µ
2,735,000	7.750%, 05/15/21^	2,986,278
1,769,000	6.250%, 02/15/21	1,839,760
7,293,000	HCA, Inc.µ 5.875%, 05/01/23	7,447,976
5,246,000	Hologic, Inc.µ 6.250%, 08/01/20	5,586,990
5,014,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,317,974
5,607,000	Tenet Healthcare Corp.µ^ 6.750%, 02/01/20	5,621,017
5,652,000	Valeant Pharmaceuticals International, Inc.µ* 7.000%, 10/01/20	6,029,977
	VPII Escrow Corp.*
2,425,000	7.500%, 07/15/21	2,617,484
866,000	6.750%, 08/15/18	917,960

		59,262,266

	Industrials (10.8%)
4,285,000	ACCO Brands Corp.µ 6.750%, 04/30/20	4,402,838
7,293,000	Belden, Inc.µ* 5.500%, 09/01/22	7,233,744
2,607,000	Bombardier, Inc.µ* 6.125%, 01/15/23	2,667,287
2,347,000	Clean Harbors, Inc.µ 5.125%, 06/01/21	2,405,675
	Deluxe Corp.
5,652,000	6.000%, 11/15/20	5,899,275
5,014,000	7.000%, 03/15/19µ	5,364,980
2,625,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	2,500,313
4,982,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	5,299,602
4,740,000	Edgen Murray Corp.µ* 8.750%, 11/01/20	4,772,587
3,244,000	General Cable Corp.µ* 5.750%, 10/01/22	3,191,285
2,575,000	GrafTech International, Ltd.* 6.375%, 11/15/20	2,592,703
4,152,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,468,590
3,191,000	Manitowoc Company, Inc.µ^ 8.500%, 11/01/20	3,595,858
1,304,000	Meritor, Inc.µ^ 6.750%, 06/15/21	1,298,295
2,735,000	Navistar International Corp.µ^ 8.250%, 11/01/21	2,794,828
866,000	Nortek, Inc. 8.500%, 04/15/21*	941,234

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

779,000	8.500%, 04/15/21µ^	$855,926
5,971,000	Rexel, SAµ* 6.125%, 12/15/19	6,232,231
2,853,000	RR Donnelley & Sons Companyµ^ 7.875%, 03/15/21	3,075,891
	Terex Corp.µ
4,431,000	6.000%, 05/15/21	4,563,930
401,000	6.500%, 04/01/20	422,554
1,130,000	Titan International, Inc.µ* 7.875%, 10/01/17	1,201,331
	TransDigm Group, Inc.
2,142,000	5.500%, 10/15/20*	2,091,128
1,272,000	7.750%, 12/15/18µ	1,357,860
1,823,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,826,418
2,097,000	United Continental Holdings, Inc.µ^ 6.375%, 06/01/18	2,132,387
	United Rentals North America, Inc.µ
5,014,000	7.625%, 04/15/22	5,618,814
4,923,000	6.125%, 06/15/23	5,116,843

		93,924,407

	Information Technology (9.1%)
	Amkor Technology, Inc.
4,102,000	7.375%, 05/01/18µ	4,304,536
1,614,000	6.375%, 10/01/22*	1,612,991
1,386,000	6.375%, 10/01/22µ	1,385,134
856,000	6.625%, 06/01/21µ	864,560
2,343,000	Audatex North America, Inc.µ* 6.000%, 06/15/21	2,405,968
1,823,000	Equinix, Inc.µ 5.375%, 04/01/23	1,816,164
5,926,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	6,444,525
5,470,000	iGATE Corp.µ 9.000%, 05/01/16	5,911,019
3,647,000	J2 Global, Inc.µ 8.000%, 08/01/20	3,938,760
5,187,000	Lender Processing Services, Inc.µ 5.750%, 04/15/23	5,576,025
2,735,000	Magnachip Semiconductor, Inc.* 6.625%, 07/15/21	2,733,291
7,667,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	7,518,452
	NXP BV*
2,188,000	5.750%, 03/15/23	2,234,495
1,823,000	5.750%, 02/15/21µ^	1,882,248
5,898,000	Sanmina Corp.µ* 7.000%, 05/15/19	6,222,390
	Seagate Technology, PLCµ^
3,419,000	7.000%, 11/01/21	3,737,394
3,218,000	6.875%, 05/01/20	3,519,687
3,191,000	4.750%, 06/01/23*	3,047,405
4,107,000	Sungard Data Systems, Inc.µ^ 6.625%, 11/01/19	4,271,280
3,100,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,313,125
5,014,000	Viasystems, Inc.µ* 7.875%, 05/01/19	5,368,114
1,641,000	WEX, Inc.µ* 4.750%, 02/01/23	1,558,950

		79,666,513

PRINCIPAL AMOUNT		VALUE

	Materials (5.5%)
1,094,000	Ardagh Packaging Finance, PLCµ^* 7.000%, 11/15/20	$1,085,795
6,837,000	FMG Resourcesµ^* 8.250%, 11/01/19	7,255,766
	FQM (Akubra), Inc.µ*
5,014,000	8.750%, 06/01/20^	5,264,700
1,550,000	7.500%, 06/01/21	1,554,844
4,020,000	Greif, Inc.µ 7.750%, 08/01/19	4,612,950
2,006,000	INEOS Group Holdings, SAµ^* 6.125%, 08/15/18	1,963,373
	New Gold, Inc.µ*
3,647,000	7.000%, 04/15/20	3,719,940
1,003,000	6.250%, 11/15/22	954,731
1,349,000	Nova Chemicals Corp.µ^* 5.250%, 08/01/23	1,359,118
2,142,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,119,241
	Sealed Air Corp.µ*
1,873,000	6.500%, 12/01/20	2,009,963
1,632,000	8.125%, 09/15/19	1,821,720
1,030,000	5.250%, 04/01/23	1,004,894
	Steel Dynamics, Inc.*
2,917,000	6.125%, 08/15/19	3,097,489
1,367,000	6.375%, 08/15/22	1,444,748
1,085,000	5.250%, 04/15/23µ	1,072,794
5,196,000	Trinseo Op/ Trinseo Finance, Inc.µ^* 8.750%, 02/01/19	5,170,020
2,553,000	United States Steel Corp.µ^ 6.875%, 04/01/21	2,533,852

		48,045,938

	Telecommunication Services (2.6%)
3,077,000	Brightstar Corp.* 7.250%, 08/01/18	3,061,615
2,536,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,575,625
	Intelsat, SA*
5,105,000	7.750%, 06/01/21µ^	5,388,966
365,000	8.125%, 06/01/23	393,516
	MetroPCS Wireless, Inc.µ*
7,566,000	6.625%, 04/01/23	7,750,421
1,003,000	6.250%, 04/01/21^	1,028,075
2,142,000	SBA Communications Corp. 5.625%, 10/01/19	2,172,791

		22,371,009

	Utilities (1.7%)
2,735,000	AES Corp.µ 7.375%, 07/01/21	3,104,225
7,521,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,066,272
	Calpine Corp.µ*
3,077,000	7.875%, 07/31/20	3,355,853
443,000	7.500%, 02/15/21	476,779

		15,003,129

	TOTAL CORPORATE BONDS (Cost $598,750,998)	617,538,542

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (36.7%)
	Consumer Discretionary (8.1%)
	Iconix Brand Group, Inc.
5,600,000	1.500%, 03/15/18µ^*	$6,776,504
219,000	2.500%, 06/01/16	267,402
	Jarden Corp.µ*
6,000,000	1.500%, 06/15/19	6,145,230
5,198,000	1.875%, 09/15/18^	6,142,113
2,350,000	KB Homeµ^ 1.375%, 02/01/19	2,403,709
16,850,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ^*§ 0.750%, 03/30/43	19,056,760
9,712,000	MGM Resorts International 4.250%, 04/15/15	11,385,961
6,027,000	Priceline.com, Inc.µ^ 1.000%, 03/15/18	7,222,365
2,900,000	Ryland Group, Inc.µ^ 0.250%, 06/01/19	2,676,178
2,800,000	Shutterfly, Inc.µ^* 0.250%, 05/15/18	3,017,392
4,800,000	Standard Pacific Corp.µ^ 1.250%, 08/01/32	6,038,568

		71,132,182

	Energy (2.4%)
8,500,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	7,517,230
4,800,000	Exterran Holdings, Inc.µ 4.250%, 06/15/14	6,829,032
5,500,000	Hornbeck Offshore Services, Inc.µ‡ 1.625%, 11/15/26	6,291,642

		20,637,904

	Financials (4.1%)
4,900,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	7,009,842
	Ares Capital Corp.µ
7,300,000	4.750%, 01/15/18*	7,576,597
4,027,000	5.750%, 02/01/16	4,388,786
2,850,000	Health Care REIT, Inc.µ 3.000%, 12/01/29	3,611,919
3,500,000	IAS Operating Partnership, LPµ* 5.000%, 03/15/18	3,251,115
1,215,000	Jefferies Group, Inc.µ 3.875%, 11/01/29	1,287,760
4,800,000	ProLogis, LPµ^ 3.250%, 03/15/15	5,566,728
2,900,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,069,302

		35,762,049

	Health Care (7.6%)
7,350,000	Gilead Sciences, Inc.µ 1.625%, 05/01/16	19,930,223
4,800,000	Hologic, Inc.µ‡ 2.000%, 12/15/37	5,689,848
2,200,000	Illumina, Inc.* 0.250%, 03/15/16	2,495,207
1,800,000	Medicines Company* 1.375%, 06/01/17	2,289,879

PRINCIPAL AMOUNT		VALUE

2,350,000	Merrimack Pharmaceuticals, Inc.µ^ 4.500%, 07/15/20	$2,437,385
5,745,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	6,321,511
5,450,000	Salix Pharmaceuticals, Ltd.µ^ 1.500%, 03/15/19	7,033,470
2,850,000	Vivus, Inc.* 4.500%, 05/01/20	3,290,311
12,700,000	WellPoint, Inc.µ^* 2.750%, 10/15/42	16,628,935

		66,116,769

	Industrials (3.0%)
3,936,000	Air Lease Corp.µ^ 3.875%, 12/01/18	4,952,551
7,300,000	Alliant Techsystems, Inc.µ 3.000%, 08/15/24	9,205,555
10,500,000	Trinity Industries, Inc.µ^ 3.875%, 06/01/36	12,246,675

		26,404,781

	Information Technology (10.2%)
6,400,000	Concur Technologies, Inc.µ* 0.500%, 06/15/18	6,705,376
3,450,000	Cornerstone OnDemand, Inc.µ^* 1.500%, 07/01/18	3,687,878
2,750,000	Ixiaµ 3.000%, 12/15/15	3,032,315
11,944,000	Linear Technology Corp.µ 3.000%, 05/01/27	12,996,983
14,250,000	Mentor Graphics Corp.µ^ 4.000%, 04/01/31	17,514,247
6,400,000	Netsuite, Inc.µ^* 0.250%, 06/01/18	6,696,288
1,900,000	Nuance Communications, Inc.µ^ 2.750%, 08/15/27	2,196,191
3,600,000	Salesforce.com, Inc.µ* 0.250%, 04/01/18	3,590,010
14,400,000	SanDisk Corp.µ 1.500%, 08/15/17	18,167,832
6,700,000	Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	7,060,661
	Workday, Inc.µ*
3,450,000	1.500%, 07/15/20	3,637,439
3,450,000	0.750%, 07/15/18	3,635,627

		88,920,847

	Materials (1.3%)
2,400,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	2,628,831
	RTI International Metals, Inc.
2,800,000	1.625%, 10/15/19	2,856,462
2,600,000	3.000%, 12/01/15	2,937,142
2,600,000	Steel Dynamics, Inc.µ 5.125%, 06/15/14	2,819,791

		11,242,226

	TOTAL CONVERTIBLE BONDS (Cost $289,967,183)	320,216,758

U.S. GOVERNMENT AND AGENCY SECURITIES (0.5%)
	United States Treasury Note~
3,008,000	1.750%, 01/31/14	3,033,028

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

912,000	0.125%, 08/31/13	$912,071

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,943,545)	3,945,099

SYNTHETIC CONVERTIBLE SECURITIES (7.8%)
Corporate Bonds (6.9%)
	Consumer Discretionary (1.3%)
	American Axle & Manufacturing, Inc.µ
442,000	6.625%, 10/15/22	467,691
128,000	6.250%, 03/15/21	135,280
226,000	Bon-Ton Department Stores, Inc.µ^* 8.000%, 06/15/21	233,345
	Brookfield Residential Properties, Inc.µ*
68,000	6.500%, 12/15/20	71,783
32,000	6.125%, 07/01/22^	32,900
31,000	Brunswick Corp.µ* 4.625%, 05/15/21	30,089
26,000	Claire’s Stores, Inc.µ^* 7.750%, 06/01/20	26,341
95,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	93,813
165,000	Continental Rubber of America Corp.µ* 4.500%, 09/15/19	169,331
540,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	572,400
	Dana Holding Corp.
476,000	6.750%, 02/15/21µ	511,700
124,000	5.375%, 09/15/21	124,465
	DISH Network Corp.µ
597,000	5.125%, 05/01/20*	589,164
483,000	7.875%, 09/01/19	551,526
353,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	362,266
	Goodyear Tire & Rubber Companyµ
619,000	8.250%, 08/15/20	691,732
88,000	7.000%, 05/15/22^	93,885
209,000	Hasbro, Inc.µ 6.600%, 07/15/28	226,260
209,000	Icahn Enterprises, LP* 6.000%, 08/01/20	208,739
	Jaguar Land Rover Automotive, PLCµ*
442,000	8.125%, 05/15/21^	494,487
186,000	5.625%, 02/01/23	184,373
	L Brands, Inc.µ
265,000	7.600%, 07/15/37	270,134
69,000	6.950%, 03/01/33	69,216
59,000	Lear Corp.µ* 4.750%, 01/15/23	58,041
236,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	255,470
35,000	Lynx I Corp.µ* 5.375%, 04/15/21	35,394
35,000	Lynx II Corp.µ^* 6.375%, 04/15/23	36,116
	Meritage Homes Corp.µ
224,000	7.000%, 04/01/22	246,820
203,000	4.500%, 03/01/18	203,000

PRINCIPAL AMOUNT			VALUE

88,000		7.150%, 04/15/20	$97,405
165,000		NCL Corp., Ltd. - Class C* 5.000%, 02/15/18	165,516
250,000		Netflix, Inc.µ^* 5.375%, 02/01/21	253,281
504,000		Outerwall, Inc.µ* 6.000%, 03/15/19	512,820
95,000		Quiksilver, Inc.µ^* 7.875%, 08/01/18	99,453
387,000		Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	424,249
		Ryland Group, Inc.µ
486,000		6.625%, 05/01/20	515,160
132,000		5.375%, 10/01/22	126,225
165,000		Sally Holdings, LLCµ^ 5.750%, 06/01/22	172,219
		Service Corp. Internationalµ
459,000		7.500%, 04/01/27	506,047
215,000		5.375%, 01/15/22*	217,688
258,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	253,163
265,000		Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	257,381
336,000		Viking Cruises, Ltd.µ^* 8.500%, 10/15/22	370,860
21,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	22,024

			11,039,252

		Consumer Staples (0.3%)
55,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	59,881
323,000		Fidelity & Guaranty Life Holdings, Inc.µ^* 6.375%, 04/01/21	329,056
439,000		JBS USA, LLCµ* 7.250%, 06/01/21	451,347
477,000		Land O’ Lakes, Inc.µ* 6.000%, 11/15/22	494,887
		Post Holdings, Inc.
668,000		7.375%, 02/15/22µ	718,935
38,000		7.375%, 02/15/22*	40,731
278,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	295,549
371,000		Sun Products Corp.µ^* 7.750%, 03/15/21	379,348
157,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	164,948

			2,934,682

		Energy (1.5%)
1,591,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	277,415
295,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	315,097
221,000		Berry Petroleum Companyµ 6.375%, 09/15/22	224,868
563,000		Bristow Group, Inc.µ 6.250%, 10/15/22	592,206
199,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	201,363
		Calumet Specialty Products, LPµ
353,000		9.375%, 05/01/19	386,535
133,000		9.625%, 08/01/20	147,963

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Carrizo Oil & Gas, Inc.µ
433,000	8.625%, 10/15/18	$473,594
391,000	7.500%, 09/15/20	410,550
294,000	Chesapeake Energy Corp.µ^ 5.375%, 06/15/21	295,103
147,000	Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19	148,746
530,000	Cimarex Energy Companyµ 5.875%, 05/01/22	551,200
619,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	626,351
186,000	EPL OIl & Gas, Inc.µ^ 8.250%, 02/15/18	196,695
486,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	500,276
564,000	Gulfport Energy Corp.* 7.750%, 11/01/20	578,805
265,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	278,084
88,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	90,200
486,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	514,249
	Linn Energy, LLCµ
442,000	8.625%, 04/15/20	462,442
177,000	6.250%, 11/01/19*	166,601
133,000	7.750%, 02/01/21	134,579
88,000	6.500%, 05/15/19	85,635
	Oasis Petroleum, Inc.µ
370,000	6.500%, 11/01/21	392,894
110,000	6.875%, 01/15/23	117,631
201,000	Pacific Drilling, SAµ^* 5.375%, 06/01/20	197,357
442,000	Parker Drilling Companyµ 9.125%, 04/01/18	474,597
243,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	267,604
265,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	287,194
486,000	Samson Investment Companyµ^* 10.000%, 02/15/20	516,071
442,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	472,940
221,000	SESI, LLCµ 7.125%, 12/15/21	241,028
159,000	SM Energy Companyµ 6.500%, 11/15/21	170,031
300,000	Swift Energy Companyµ 8.875%, 01/15/20	315,937
	Tesoro Logistics, LP*
243,000	5.875%, 10/01/20µ	245,734
175,000	6.125%, 10/15/21	176,094
318,000	Trinidad Drilling, Ltd.µ^* 7.875%, 01/15/19	338,272
822,000	W&T Offshore, Inc.µ^ 8.500%, 06/15/19	870,806
246,000	Western Refining, Inc.µ^ 6.250%, 04/01/21	242,310

		12,985,057

	Financials (0.2%)
212,000	AON Corp.µ 8.205%, 01/01/27	263,589
175,000	iStar Financial, Inc.µ 4.875%, 07/01/18	171,500

PRINCIPAL AMOUNT		VALUE

376,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	$380,700
202,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	201,748
486,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	507,870
	Nuveen Investments, Inc.*
261,000	9.500%, 10/15/20µ^	262,794
261,000	9.125%, 10/15/17	263,936

		2,052,137

	Health Care (0.7%)
285,000	Alere, Inc.µ^* 6.500%, 06/15/20	291,947
919,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	942,549
	Endo Health Solutions, Inc.µ
663,000	7.000%, 12/15/20	698,222
88,000	7.000%, 07/15/19	92,730
	HCA Holdings, Inc.µ
265,000	7.750%, 05/15/21^	289,347
171,000	6.250%, 02/15/21	177,840
707,000	HCA, Inc.µ 5.875%, 05/01/23	722,024
509,000	Hologic, Inc.µ 6.250%, 08/01/20	542,085
486,000	Teleflex, Inc.µ 6.875%, 06/01/19	515,464
543,000	Tenet Healthcare Corp.µ^ 6.750%, 02/01/20	544,358
548,000	Valeant Pharmaceuticals International, Inc.µ* 7.000%, 10/01/20	584,647
	VPII Escrow Corp.*
235,000	7.500%, 07/15/21	253,653
84,000	6.750%, 08/15/18	89,040

		5,743,906

	Industrials (1.0%)
415,000	ACCO Brands Corp.µ 6.750%, 04/30/20	426,412
707,000	Belden, Inc.µ* 5.500%, 09/01/22	701,256
253,000	Bombardier, Inc.µ* 6.125%, 01/15/23	258,851
228,000	Clean Harbors, Inc.µ 5.125%, 06/01/21	233,700
	Deluxe Corp.
548,000	6.000%, 11/15/20	571,975
486,000	7.000%, 03/15/19µ	520,020
255,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	242,887
483,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	513,791
460,000	Edgen Murray Corp.µ* 8.750%, 11/01/20	463,162
315,000	General Cable Corp.µ* 5.750%, 10/01/22	309,881
250,000	GrafTech International, Ltd.* 6.375%, 11/15/20	251,719
403,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	433,729
309,000	Manitowoc Company, Inc.µ^ 8.500%, 11/01/20	348,204

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

126,000	Meritor, Inc.µ^ 6.750%, 06/15/21	$125,449
265,000	Navistar International Corp.µ^ 8.250%, 11/01/21	270,797
	Nortek, Inc.
84,000	8.500%, 04/15/21*	91,298
75,000	8.500%, 04/15/21µ	82,406
579,000	Rexel, SAµ* 6.125%, 12/15/19	604,331
277,000	RR Donnelley & Sons Companyµ^ 7.875%, 03/15/21	298,641
	Terex Corp.µ
429,000	6.000%, 05/15/21	441,870
39,000	6.500%, 04/01/20	41,096
110,000	Titan International, Inc.µ* 7.875%, 10/01/17	116,944
	TransDigm Group, Inc.
208,000	5.500%, 10/15/20*	203,060
123,000	7.750%, 12/15/18µ	131,302
177,000	Triumph Group, Inc.µ 4.875%, 04/01/21	177,332
203,000	United Continental Holdings, Inc.µ^ 6.375%, 06/01/18	206,426
	United Rentals North America, Inc.µ
486,000	7.625%, 04/15/22	544,624
477,000	6.125%, 06/15/23	495,782

		9,106,945

	Information Technology (0.9%)
	Amkor Technology, Inc.
398,000	7.375%, 05/01/18µ	417,651
156,000	6.375%, 10/01/22*	155,903
134,000	6.375%, 10/01/22µ	133,916
83,000	6.625%, 06/01/21µ	83,830
227,000	Audatex North America, Inc.µ* 6.000%, 06/15/21	233,101
177,000	Equinix, Inc.µ 5.375%, 04/01/23	176,336
574,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	624,225
530,000	iGATE Corp.µ 9.000%, 05/01/16	572,731
353,000	J2 Global, Inc.µ 8.000%, 08/01/20	381,240
503,000	Lender Processing Services, Inc.µ 5.750%, 04/15/23	540,725
265,000	Magnachip Semiconductor, Inc.* 6.625%, 07/15/21	264,834
743,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	728,605
	NXP BV*
212,000	5.750%, 03/15/23	216,505
177,000	5.750%, 02/15/21µ^	182,753
572,000	Sanmina Corp.µ* 7.000%, 05/15/19	603,460
	Seagate Technology, PLCµ^
331,000	7.000%, 11/01/21	361,824
312,000	6.875%, 05/01/20	341,250
309,000	4.750%, 06/01/23*	295,095
398,000	Sungard Data Systems, Inc.µ^ 6.625%, 11/01/19	413,920
300,000	ViaSat, Inc.µ 6.875%, 06/15/20	320,625

PRINCIPAL AMOUNT		VALUE

486,000	Viasystems, Inc.µ* 7.875%, 05/01/19	$520,324
159,000	WEX, Inc.µ* 4.750%, 02/01/23	151,050

		7,719,903

	Materials (0.5%)
106,000	Ardagh Packaging Finance, PLCµ^* 7.000%, 11/15/20	105,205
663,000	FMG Resourcesµ^* 8.250%, 11/01/19	703,609
	FQM (Akubra), Inc.µ*
486,000	8.750%, 06/01/20^	510,300
150,000	7.500%, 06/01/21	150,469
390,000	Greif, Inc.µ 7.750%, 08/01/19	447,525
194,000	INEOS Group Holdings, SAµ^* 6.125%, 08/15/18	189,877
	New Gold, Inc.µ*
353,000	7.000%, 04/15/20	360,060
97,000	6.250%, 11/15/22	92,332
131,000	Nova Chemicals Corp.µ^* 5.250%, 08/01/23	131,982
208,000	PH Glatfelter Companyµ 5.375%, 10/15/20	205,790
	Sealed Air Corp.µ*
182,000	6.500%, 12/01/20	195,309
158,000	8.125%, 09/15/19	176,367
100,000	5.250%, 04/01/23	97,563
	Steel Dynamics, Inc.*
283,000	6.125%, 08/15/19	300,511
133,000	6.375%, 08/15/22	140,564
105,000	5.250%, 04/15/23µ	103,819
504,000	Trinseo Op/ Trinseo Finance, Inc.µ^* 8.750%, 02/01/19	501,480
247,000	United States Steel Corp.µ^ 6.875%, 04/01/21	245,147

		4,657,909

	Telecommunication Services (0.3%)
298,000	Brightstar Corp.* 7.250%, 08/01/18	296,510
246,000	Frontier Communications Corp.µ 7.625%, 04/15/24	249,844
	Intelsat, SA*
495,000	7.750%, 06/01/21µ^	522,535
35,000	8.125%, 06/01/23	37,734
	MetroPCS Wireless, Inc.µ*
734,000	6.625%, 04/01/23	751,891
97,000	6.250%, 04/01/21^	99,425
208,000	SBA Communications Corp. 5.625%, 10/01/19	210,990

		2,168,929

	Utilities (0.2%)
265,000	AES Corp.µ 7.375%, 07/01/21	300,775
729,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	781,852
	Calpine Corp.µ*
298,000	7.875%, 07/31/20	325,006

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

43,000	7.500%, 02/15/21	$46,279

		1,453,912

	TOTAL CORPORATE BONDS	59,862,632

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note~
292,000	1.750%, 01/31/14	294,429
88,000	0.125%, 08/31/13	88,007

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	382,436

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.9%)#
	Consumer Discretionary (0.4%)
	Amazon.com, Inc.
330	Call, 01/18/14, Strike $260.00	1,633,500
160	Call, 01/18/14, Strike $250.00	920,800
1,375	Las Vegas Sands Corp. Call, 01/17/15, Strike $55.00	1,055,312

		3,609,612

	Financials (0.1%)
2,700	Citigroup, Inc. Call, 01/18/14, Strike $50.00	1,309,500

	Information Technology (0.4%)
320	Apple, Inc. Call, 01/18/14, Strike $545.00	156,000
1,425	eBay, Inc. Call, 01/18/14, Strike $40.00	1,770,563
1,740	Salesforce.com, Inc. Call, 01/18/14, Strike $38.75	1,257,150
390	VMware, Inc. - Class A Call, 01/18/14, Strike $110.00	29,250

		3,212,963

	TOTAL PURCHASED OPTIONS	8,132,075

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $68,180,791)	68,377,143

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (20.6%)
	Consumer Discretionary (2.4%)
419,133	General Motors Companyµ^ 4.750%	20,931,502

	Consumer Staples (0.7%)
54,000	Bunge, Ltd.µ 4.875%	5,710,500

	Energy (2.9%)
	Chesapeake Energy Corp.µ*
19,133	5.750%^	20,520,143
4,744	5.750%	5,228,481

		25,748,624

NUMBER OF SHARES		VALUE

	Financials (5.7%)
350,000	Affiliated Managers Group, Inc.µ 5.150%	$20,168,750
239,000	MetLife, Inc.µ 5.000%	13,637,340
9,100	Wells Fargo & Companyµ 7.500%	10,583,300
103,333	Weyerhaeuser Companyµ^ 6.375%	5,365,566

		49,754,956

	Industrials (5.8%)
58,200	Genesee & Wyoming, Inc.µ^ 5.000%	7,245,318
91,966	Stanley Black & Decker, Inc.µ^ 4.750%	12,442,080
480,000	United Technologies Corp.µ^ 7.500%	30,782,400

		50,469,798

	Telecommunication Services (1.1%)
161,000	Intelsat, SA 5.750%	9,503,830

	Utilities (2.0%)
300,000	NextEra Energy, Inc. 5.599%	17,640,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $159,775,727)	179,759,210

COMMON STOCKS (0.3%)
	Financials (0.3%)
13,850	American International Group, Inc.µ#	630,313
45,171	MetLife, Inc.µ	2,187,180

	TOTAL COMMON STOCKS (Cost $2,208,745)	2,817,493

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.3%)#
	Health Care (0.2%)
190	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,545,650

	Consumer Discretionary (0.1%)
1,775	Lennar Corp. Call, 01/17/15, Strike $37.00	954,062

	TOTAL PURCHASED OPTIONS (Cost $2,765,500)	2,499,712

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.9%)
25,648,090	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,648,090)	$25,648,090

TOTAL INVESTMENTS (139.9%) (Cost $1,151,240,579)		1,220,802,047

LIABILITIES, LESS OTHER ASSETS (-39.9%)		(348,216,550)

NET ASSETS (100.0%)		$872,585,497

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $859,547,189. $162,583,681 of the collateral has been re-registered by the counterparty, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for . The aggregate value of such securities is $2,337,751.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$80,000,000	$(1,295,912)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	55,000,000	(278,474)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(256,926)

					$(1,831,312)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:

Cost basis of investments	$1,173,361,529

Gross unrealized appreciation	76,166,321
Gross unrealized depreciation	(28,725,803)

Net unrealized appreciation (depreciation)	$47,440,518

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2013, the average borrowings under the Agreements were $227.0 million. For the period ended July 31, 2013, the average interest rate was 0.96%. As of July 31, 2013, the amount of total outstanding borrowings was $198.1 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2013 was 0.92%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2013, the Fund used approximately $151.9 million of its cash collateral to offset the SSB Agreement, representing 12.4% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$617,538,542	$—	$617,538,542
Convertible Bonds		320,216,758		320,216,758
U.S. Government and Agency Securities		3,945,099		3,945,099
Synthetic Convertible Securities (Corporate Bonds)		59,862,632		59,862,632
Synthetic Convertible Securities (U.S. Government and Agency Securities)		382,436		382,436
Synthetic Convertible Securities (Purchased Options)	8,132,075			8,132,075
Convertible Preferred Stocks	105,125,770	74,633,440		179,759,210
Common Stocks	2,817,493			2,817,493
Purchased Options	2,499,712			2,499,712
Short Term Investment	25,648,090			25,648,090

Total	$144,223,140	$1,076,578,907	$—	$1,220,802,047

Liabilities:
Interest Rate Swaps	$—	$1,831,312	$—	$1,831,312

Total	$—	$1,831,312	$—	$1,831,312

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2013